Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of February 2013

Collection Period Start	1-Feb-13	Distribution Date	15-Mar-13
Collection Period End	28-Feb-13	30/360 Days	30
Beg. of Interest Period	15-Feb-13	Actual/360 Days	28
End of Interest Period	15-Mar-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,054,216,867.47	585,437,622.13	546,638,583.47	0.5185257
Total Securities		1,054,216,867.47	585,437,622.13	546,638,583.47	0.5185257
Class A-1 Notes	0.227950%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.700000%	100,000,000.00	2,634,501.33	0.00	0.0000000
Class A-2b Notes	0.381200%	250,000,000.00	6,586,253.33	0.00	0.0000000
Class A-3 Notes	1.040000%	339,000,000.00	339,000,000.00	309,421,716.00	0.9127484
Class A-4 Notes	1.240000%	58,000,000.00	58,000,000.00	58,000,000.00	1.0000000
Certificates	0.000000%	179,216,867.47	179,216,867.47	179,216,867.47	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	2,634,501.33	1,536.79	26.3450133	0.0153679
Class A-2b Notes	6,586,253.33	1,952.75	26.3450133	0.0078110
Class A-3 Notes	29,578,284.00	293,800.00	87.2515752	0.8666667
Class A-4 Notes	0.00	59,933.33	0.0000000	1.0333333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	38,799,038.66	357,222.87

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				7,831,052.60
Monthly Interest				3,155,102.05
Total Monthly Payments				10,986,154.65

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				346,442.96
Aggregate Sales Proceeds Advance				11,900,167.52
Total Advances				12,246,610.48

Vehicle Disposition Proceeds:
Reallocation Payments				16,644,149.94
Repurchase Payments				1,224,863.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				14,115,315.54
Excess Wear and Tear and Excess Mileage				135,293.89
Remaining Payoffs				0.00
Net Insurance Proceeds				376,360.69
Residual Value Surplus				638,724.68
Total Collections				56,367,472.87

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	11,406,477.94			659
Involuntary Repossession	180,103.00			8
Voluntary Repossession	15,050.00			1
Full Termination	4,995,154.00			311
Bankruptcy	47,365.00			2
Insurance Payoff		368,965.78		20
Customer Payoff			246,629.86	11
Grounding Dealer Payoff			10,230,702.80	547
Dealer Purchase			3,408,836.88	167
Total	16,644,149.94	368,965.78	13,886,169.54	1,726

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of February 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	31,619	645,325,169.16	7.00000%	585,437,622.13
Total Depreciation Received		(8,696,215.82)		(7,917,882.43)
Principal Amount of Gross Losses	(33)	(698,926.08)		(634,203.13)
Repurchase / Reallocation	(75)	(1,308,962.40)		(1,224,863.00)
Early Terminations	(540)	(10,633,485.36)		(9,667,299.12)
Scheduled Terminations	(1,116)	(21,080,629.51)		(19,354,790.98)
Pool Balance - End of Period	29,855	602,906,949.99		546,638,583.47

Remaining Pool Balance
Lease Payment				95,196,774.70
Residual Value				451,441,808.77
Total				546,638,583.47

III. DISTRIBUTIONS

Total Collections					56,367,472.87
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					56,367,472.87

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					309,457.62
3. Reimbursement of Sales Proceeds Advance					11,390,551.68
4. Servicing Fee:
Servicing Fee Due					487,864.69
Servicing Fee Paid					487,864.69
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					12,187,873.99

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					1,536.79

Class A-2 Notes Monthly Interest Paid					1,536.79
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					1,952.75

Class A-2 Notes Monthly Interest Paid					1,952.75
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					293,800.00

Class A-3 Notes Monthly Interest Paid					293,800.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of February 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	59,933.33

Class A-4 Notes Monthly Interest Paid	59,933.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	357,222.87
Total Note and Certificate Monthly Interest Paid	357,222.87
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	43,822,376.01

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	38,799,038.66

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	38,799,038.66
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,023,337.35

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of February 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,271,084.34
Required Reserve Account Amount		15,813,253.01
Beginning Reserve Account Balance		15,813,253.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,813,253.01
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,023,337.35
Gross Reserve Account Balance		20,836,590.36
Remaining Available Collections Released to Seller		5,023,337.35
Total Ending Reserve Account Balance		15,813,253.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		9.13
Monthly Prepayment Speed		62%
Lifetime Prepayment Speed		80%

	$	units
Recoveries of Defaulted and Casualty Receivables	658,425.60
Securitization Value of Defaulted Receivables and Casualty Receivables	634,203.13	33
Aggregate Defaulted and Casualty Gain (Loss)	24,222.47
Pool Balance at Beginning of Collection Period	585,437,622.13
Net Loss Ratio	0.0041%

Cumulative Net Losses for all Periods	0.0147%	154,810.16

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,563,268.92	189
61-90 Days Delinquent	819,848.69	47
91-120+ Days Delinquent	103,938.62	7
Total Delinquent Receivables:	4,487,056.23	243
60+ Days Delinquencies as Percentage of Receivables	0.16%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	16,301,631.94	966
Securitization Value	16,473,210.60
Aggregate Residual Gain (Loss)	(171,578.66)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	95,263,634.30	5,695
Cumulative Securitization Value	98,333,243.86
Cumulative Residual Gain (Loss)	(3,069,609.56)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		14,115,891.09
Reimbursement of Outstanding Advance		11,390,551.68
Additional Advances for current period		11,900,167.52
Ending Balance of Residual Advance		14,625,506.93

Beginning Balance of Payment Advance		705,386.07
Reimbursement of Outstanding Payment Advance		309,457.62
Additional Payment Advances for current period		346,442.96
Ending Balance of Payment Advance		742,371.41

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of February 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No